Note 9 - Fixed Assets (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Depreciation	$ 480,000	$ 294,000
Property, Plant and Equipment, Disposals	$ 92,000